Document and Entity Information	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	Build-A-Bear Workshop, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32320
Entity Tax Identification Number	43-1883836
Entity Address, Address Line One	415 South 18th St.
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	423-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001113809
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BBW
Security Exchange Name	NYSE